UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22452
                                                    -----------

                            First Trust Series Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                            ------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: July 31, 2011
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
JULY 31, 2011 (UNAUDITED)

                                                                STATED         STATED
     SHARES                      DESCRIPTION                    COUPON        MATURITY          VALUE
----------------  -----------------------------------------  ------------  --------------  ---------------
$25 PAR PREFERRED SECURITIES - 93.1%

                  CAPITAL MARKETS - 12.2%
             950  Ameriprise Financial, Inc................      7.75%        06/15/39     $        26,106
           3,750  Ares Capital Corp........................      7.75%        10/15/40              92,700
           1,030  BNY Capital V, Series F .................      5.95%        05/01/33              25,874
           3,475  Credit Suisse Guernsey Ltd...............      7.90%          (b)                 91,914
           2,675  Deutsche Bank Capital Funding Trust VIII       6.38%          (b)                 61,311
           2,625  Deutsche Bank Contingent Capital Trust II      6.55%          (b)                 61,897
           5,000  Goldman Sachs Group, Inc.................      6.13%        11/01/60             123,950
           2,200  Goldman Sachs Group, Inc., Series A (c) .      3.75%          (b)                 44,946
           2,375  Goldman Sachs Group, Inc., Series D (c) .      4.00%          (b)                 51,039
           5,250  Morgan Stanley Capital Trust III ........      6.25%        03/01/33             125,265
           3,075  Morgan Stanley, Series A (c).............      4.00%          (b)                 61,807
                                                                                           ---------------
                                                                                                   766,809
                                                                                           ---------------

                  COMMERCIAL BANKS - 16.8%
           5,425  Banco Santander SA, Series 10 ...........     10.50%          (b)                151,140
           1,700  Banco Santander SA, Series 6 (c).........      4.00%          (b)                 30,974
           5,000  Barclays Bank PLC, Series 2 .............      6.63%          (b)                114,700
           4,825  Fifth Third Capital Trust VI (d).........      7.25%        11/15/67             121,928
           3,775  HSBC Holdings PLC, Series A .............      6.20%          (b)                 91,506
           1,400  HSBC USA, Inc., Series F (c).............      3.50%          (b)                 31,612
           2,450  KeyCorp Capital IX ......................      6.75%        12/15/66              60,834
           2,600  KeyCorp Capital V .......................      5.88%        07/30/33              61,282
           5,000  Lloyds Banking Group PLC ................      7.75%        07/15/50             130,900
           2,500  National City Capital Trust III .........      6.63%        05/25/67              63,525
           1,200  SunTrust Capital IX .....................      7.88%        03/15/68              30,720
           1,375  US Bancorp, Series B (c).................      3.50%          (b)                 30,951
           2,231  USB Capital VII .........................      5.88%        08/15/35              55,842
           3,360  USB Capital VIII, Series 1 ..............      6.35%        12/29/65              83,899
                                                                                           ---------------
                                                                                                 1,059,813
                                                                                           ---------------

                  CONSUMER FINANCE - 1.0%
           2,550  HSBC Finance Corp., Series B ............      6.36%          (b)                 60,996
                                                                                           ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 8.2% ...
           2,650  Allied Capital Corp......................      6.88%        04/15/47              61,374
           3,300  Bank of America Corp., Series 5 (c)......      4.00%          (b)                 59,334
           1,200  Citigroup Capital XII (d)................      8.50%        03/30/40              30,876
             675  Citigroup Capital XV ....................      6.50%        09/15/66              15,552
           3,050  General Electric Capital Corp............      5.88%        02/18/33              76,646
           1,475  ING Groep N.V............................      6.38%          (b)                 30,577
           2,475  JP Morgan Chase Capital XI, Series K ....      5.88%        06/15/33              61,430
           2,350  JPMorgan Chase Capital XXIX .............      6.70%        04/02/40              59,690
           5,125  Merrill Lynch Preferred Capital Trust V,
                     Series F .............................      7.28%          (b)                123,922
                                                                                           ---------------
                                                                                                   519,401
                                                                                           ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%
           6,000  Qwest Corp ..............................      7.38%          06/01/51           155,700
                                                                                           ---------------

                See Notes to Quarterly Portfolio of Investments           Page 1



FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JULY 31, 2011 (UNAUDITED)


                                                                STATED         STATED
     SHARES                      DESCRIPTION                    COUPON        MATURITY          VALUE
----------------  -----------------------------------------  ------------  --------------  ---------------
$25 PAR PREFERRED SECURITIES - (Continued)

                  ELECTRIC UTILITIES - 4.8%
           4,729  Entergy Mississippi, Inc.................      6.00%        05/01/51     $       121,772
           2,650  NextEra Energy Capital Holdings, Inc.,
                      Series F ............................      8.75%        03/01/69              76,134
           4,275  PPL Electric Utilities Corp..............      6.25%          (b)                107,217
                                                                                           ---------------
                                                                                                   305,123
                                                                                           ---------------

                  INSURANCE - 23.4%
           4,907  AAG Holding Co., Inc.....................      7.25%        01/23/34             123,068
           4,177  AEGON N.V................................      6.50%          (b)                 92,437
           3,125  AEGON N.V., Series 1 (c).................      4.00%          (b)                 62,875
           3,900  Allianz SE...............................      8.38%          (b)                102,131
           2,425  Aspen Insurance Holdings Ltd. (d)........      7.40%          (b)                 60,382
           2,250  Berkley WR Capital Trust II .............      6.75%        07/26/45              56,408
           9,725  Endurance Specialty Holdings Ltd., ......
                     Series B .............................      7.50%          (b)                244,584
           3,225  Everest Re Capital Trust II, Series B ...      6.20%        03/29/34              77,658
           2,450  MetLife, Inc., Series A (c)..............      4.00%          (b)                 60,148
           2,475  MetLife, Inc., Series B .................      6.50%          (b)                 61,850
           5,975  PartnerRe Ltd., Series E ................      7.25%          (b)                152,960
           3,125  PLC Capital Trust V .....................      6.13%        01/27/34              75,000
           1,100  Prudential Financial, Inc................      9.00%        06/15/38              29,953
           7,625  RenaissanceRe Holdings Ltd., Series C ...      6.08%          (b)                180,026
           3,725  Selective Insurance Group, Inc...........      7.50%        09/27/66              93,199
                                                                                           ---------------
                                                                                                 1,472,679
                                                                                           ---------------

                  MEDIA - 3.3%
           3,600  CBS Corp.................................      6.75%        03/27/56              91,080
           3,425  Comcast Corp.............................      6.63%        05/15/56              87,680
           1,200  Viacom, Inc..............................      6.85%        12/15/55              30,252
                                                                                           ---------------
                                                                                                   209,012
                                                                                           ---------------

                  MULTI-UTILITIES - 3.4%
           4,325  Dominion Resources, Inc., Series A ......      8.38%        06/15/64             121,403
           3,325  SCANA Corp...............................      7.70%        01/30/65              92,269
                                                                                           ---------------
                                                                                                   213,672
                                                                                           ---------------

                  REAL ESTATE INVESTMENT TRUSTS (REITS) - 13.7%
           6,275  CommonWealth REIT, Series E .............      7.25%          (b)                153,173
           5,321  Kimco Realty Corp., Series H ............      6.90%          (b)                135,419
           1,875  PS Business Parks, Inc., Series H .......      7.00%          (b)                 46,969
           1,619  PS Business Parks, Inc., Series I .......      6.88%          (b)                 40,524
           2,414  Public Storage, Series F ................      6.45%          (b)                 60,543
           5,000  Public Storage, Series R ................      6.35%          (b)                124,750
           1,375  Vornado Realty Trust, Series F ..........      6.75%          (b)                 34,265
           1,250  Vornado Realty Trust, Series I ..........      6.63%          (b)                 30,875
           1,800  Vornado Realty Trust, Series J ..........      6.88%          (b)                 45,864
           5,550  Wachovia Capital Trust IV ...............      6.38%        03/01/67             138,916
           1,973  Weingarten Realty Investors, Series E ...      6.95%          (b)                 49,404
                                                                                           ---------------
                                                                                                   860,702
                                                                                           ---------------

Page 2          See Notes to Quarterly Portfolio of Investments



FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JULY 31, 2011 (UNAUDITED)


                                                                STATED         STATED
     SHARES                      DESCRIPTION                    COUPON        MATURITY          VALUE
----------------  -----------------------------------------  ------------  --------------  ---------------
$25 PAR PREFERRED SECURITIES - (Continued)

                  WIRELESS TELECOMMUNICATION SERVICES - 3.8%
           3,600  Telephone & Data Systems, Inc............      7.00%        03/15/60     $        91,332
           5,950  United States Cellular Corp..............      6.95%        05/15/60             151,309
                                                                                           ---------------
                                                                                                   242,641
                                                                                           ---------------
                  TOTAL INVESTMENTS - 93.1% ..........................................           5,866,548
                  (Cost $5,901,810) (e)

                  NET OTHER ASSETS AND LIABILITIES - 6.9% ............................             434,809
                                                                                           ---------------
                  NET ASSETS - 100.0% ................................................     $     6,301,357
                                                                                           ===============

---------------------------------------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Perpetual preferred security, which has no maturity date.

(c) Floating rate security. The interest rate shown reflects the rate in effect at July 31, 2011.

(d) Fixed-to-floating rate security. The interest rate shown reflects the fixed rate in effect at July 31,2011. At a predetermined date, the fixed rate will change to a floating rate.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $21,757 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $57,019.

---------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     7/31/2011       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
$25 Par Preferred Securities*.............          $  5,866,548  $  5,866,548  $         --  $         --
                                                    ============  ============  ============  ============

* See the Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments           Page 3

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           JULY 31, 2011 (UNAUDITED)



                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of First Trust Preferred Securities and Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class, (including accrued interest and dividends) less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Preferred stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)  the type of security;

      2)  the size of the holding;

      3)  the initial cost of the security;

      4)  transactions in comparable securities;

      5)  price quotes from dealers and/or pricing services;

      6)  relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)  an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)  ADR trading of similar securities;

      3)  closed-end fund trading of similar securities;

      4)  foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)  factors relating to the event that precipitated the pricing problem;

      7)  whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           JULY 31, 2011 (UNAUDITED)


Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o  Quoted prices for similar securities in active markets.

            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of January 31, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                              2. SUBSEQUENT EVENT

Effective September 30, 2011, Huntington Asset Services, Inc. will no longer serve as the Fund's transfer agent. As of October 1, 2011, BNY Mellon Investment Servicing (US) Inc. will serve as the Fund's transfer agent, with its principal place of business at 4400 Computer Drive, Westborough, MA 01581. All inquiries regarding the Fund should be directed to the Trust, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581 for overnight correspondence and P.O. Box 9788, Providence, RI 02940, or by calling (888) 373-5776.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (a)
JULY 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                     VALUE
----------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - 96.9%

                  AIR FREIGHT & LOGISTICS - 2.1%
             230  Forward Air Corp. ..................................................     $         7,167
                                                                                           ---------------

                  BUILDING PRODUCTS - 3.2%
             380  Simpson Manufacturing Co., Inc. ....................................              10,754
                                                                                           ---------------

                  CAPITAL MARKETS - 9.1%
             115  Affiliated Managers Group, Inc. (b).................................              11,998
             740  MVC Capital, Inc. ..................................................               9,257
             930  PennantPark Investment Corp. .......................................               9,877
                                                                                           ---------------
                                                                                                    31,132
                                                                                           ---------------

                  CHEMICALS - 4.9%
             220  Scotts Miracle-Gro (The) Co., Class A ..............................              11,101
              85  Sigma-Aldrich Corp. ................................................               5,704
                                                                                           ---------------
                                                                                                    16,805
                                                                                           ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 5.5%
             425  HNI Corp. ..........................................................               8,887
             360  Ritchie Bros. Auctioneers, Inc. ....................................               9,860
                                                                                           ---------------
                                                                                                    18,747
                                                                                           ---------------

                  DIVERSIFIED CONSUMER SERVICES - 1.4%
             430  CPI Corp. ..........................................................               4,790
                                                                                           ---------------

                  ELECTRICAL EQUIPMENT - 3.0%
             550  Generac Holdings, Inc. (b) .........................................              10,203
                                                                                           ---------------

                  FOOD PRODUCTS - 3.2%
             240  Sanderson Farms, Inc. ..............................................              11,093
                                                                                           ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 8.7%
             155  Haemonetics Corp. (b)...............................................              10,153
           1,115  Medical Action Industries, Inc. (b).................................               8,496
             255  West Pharmaceutical Services, Inc. .................................              11,187
                                                                                           ---------------
                                                                                                    29,836
                                                                                           ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 9.4%
             585  Bio-Reference Laboratories, Inc. (b)................................              11,665
             315  Patterson Cos., Inc. ...............................................               9,714
             555  VCA Antech, Inc. (b)................................................              10,845
                                                                                           ---------------
                                                                                                    32,224
                                                                                           ---------------

                  HOTELS, RESTAURANTS & LEISURE - 6.0%
           1,185  Ambassadors Group, Inc. ............................................              10,096
             320  PF Chang's China Bistro, Inc. ......................................              10,538
                                                                                           ---------------
                                                                                                    20,634
                                                                                           ---------------

                  INSURANCE - 8.6%
             515  Brown & Brown, Inc. ................................................              11,232
             245  Mercury General Corp. ..............................................               9,099
             145  RLI Corp. ..........................................................               9,157
                                                                                           ---------------
                                                                                                    29,488
                                                                                           ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 2.3%
             105  Techne Corp. .......................................................               7,958
                                                                                           ---------------

                See Notes to Quarterly Portfolio of Investments           Page 1



FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JULY 31, 2011 (UNAUDITED)


     SHARES                                     DESCRIPTION                                     VALUE
----------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - (Continued)

                  MACHINERY - 4.4%
             465  Douglas Dynamics, Inc. .............................................     $         7,063
             185  Graco, Inc. ........................................................               8,127
                                                                                           ---------------
                                                                                                    15,190
                                                                                           ---------------

                  MEDIA - 5.8%
             215  John Wiley & Sons, Inc., Class A ...................................              10,763
             145  Morningstar, Inc. ..................................................               9,042
                                                                                           ---------------
                                                                                                    19,805
                                                                                           ---------------

                  OFFICE ELECTRONICS - 2.7%
             233  Zebra Technologies Corp., Class A (b)...............................               9,320
                                                                                           ---------------

                  REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.6%
             760  Franklin Street Properties Corp. ...................................               9,584
             655  Gladstone Commercial Corp. .........................................              11,384
             130  Rayonier, Inc. .....................................................               8,378
                                                                                           ---------------
                                                                                                    29,346
                                                                                           ---------------

                  ROAD & RAIL - 5.9%
             610  Heartland Express, Inc. ............................................               9,345
             240  Landstar System, Inc. ..............................................              10,764
                                                                                           ---------------
                                                                                                    20,109
                                                                                           ---------------

                  SPECIALTY RETAIL - 2.1%
             180  Hibbett Sports, Inc. (b)............................................               7,063
                                                                                           ---------------

                  TOTAL INVESTMENTS - 96.9% ..........................................             331,664
                  (Cost $346,607) (c)

                  NET OTHER ASSETS AND LIABILITIES - 3.1% ............................              10,715
                                                                                           ---------------

                  NET ASSETS - 100.0% ................................................     $       342,379
                                                                                           ===============

---------------------------------------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,171 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,114.

---------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     7/31/2011       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Common Stocks*..................................    $    331,664  $    331,664  $         --  $         --
                                                    ============  ============  ============  ============

* See the Portfolio of Investments for industry breakout.


Page 2          See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           JULY 31, 2011 (UNAUDITED)


                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each class of shares of First Trust/Confluence Small Cap Value Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchanges ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of common stocks and other equity securities will be based on the consideration of all available information, including, but not limited to the following:

      1)  the type of security;

      2)  the size of the holding;

      3)  the initial cost of the security;

      4)  transactions in comparable securities;

      5)  price quotes from dealers and/or pricing services;

      6)  relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)  an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)  ADR trading of similar securities;

      3)  closed-end fund trading of similar securities;

      4)  foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)  factors relating to the event that precipitated the pricing problem;

      7)  whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           JULY 31, 2011 (UNAUDITED)


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o  Quoted prices for similar securities in active markets.

            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of July 31, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                              2. SUBSEQUENT EVENT

Effective September 30, 2011, Huntington Asset Services, Inc. will no longer serve as the Fund's transfer agent. As of October 1, 2011, BNY Mellon Investment Servicing (US) Inc. will serve as the Fund's transfer agent, with its principal place of business at 4400 Computer Drive, Westborough, MA 01581. All inquiries regarding the Fund should be directed to the Trust, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581 for overnight correspondence and P.O. Box 9788, Providence, RI 02940, or by calling (888) 373-5776.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                        --------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date  September 21, 2011
    ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                        --------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date  September 21, 2011
    ----------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                        --------------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date  September 21, 2011
    ----------------------

* Print the name and title of each signing officer under his or her signature.